Filed electronically with the Securities and Exchange Commission on
                               January 26, 1998

                                                                File No. 2-78122
                                                               File No. 811-3495

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                  ------

      Post-Effective Amendment No.   25
                                   ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      AMENDMENT No.   21
                    -----


                               Scudder Fund, Inc.
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, NY         10154
               ---------------------------------------  ---------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                    Two International Place, Boston MA 02110
                    ----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective

        X   immediately upon filing pursuant to paragraph (b),
      ----

            on ____________ pursuant to paragraph (b),
      ----

            60 days after filing pursuant to paragraph (a)(1),
      ----

            on ___________ pursuant to paragraph (a)(1)
      ----

            75 days after filing pursuant to paragraph (a)(2)
      ----

            on  __________ pursuant to paragraph (a)(2) of Rule 485.
      ----

                               SCUDDER FUND, INC.
                           SCUDDER MONEY MARKET SERIES
                       SCUDDER PREMIUM MONEY MARKET SHARES
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information            DISTRIBUTION AND PERFORMANCE INFORMATION

     4.       General Description    INVESTMENT OBJECTIVE AND POLICIES
              of Registrant          WHY INVEST IN SCUDDER PREMIUM MONEY MARKET
                                        SHARES OF THE FUND?
                                     ADDITIONAL INFORMATION ABOUT POLICIES AND
                                        INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      FINANCIAL HIGHLIGHTS
              Fund                   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                     FUND ORGANIZATION--Investment adviser,
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach to
                                        investing
                                     DIRECTORS AND OFFICERS

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      DISTRIBUTION AND PERFORMANCE
              Other Securities          INFORMATION--Dividends and capital gains
                                        distributions
                                     FUND ORGANIZATION
                                     TRANSACTION INFORMATION
                                     SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                        Automated Information Line, Dividend
                                        reinvestment plan, T.D.D. service for
                                        the hearing impaired
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES
              Securities Being       FUND ORGANIZATION--Underwriter
              Offered                TRANSACTION INFORMATION--Purchasing shares,
                                        Share price, Processing time, Minimum
                                        balances, Third party transactions
                                     SHAREHOLDER BENEFITS--Dividend reinvestment
                                        plan
                                     SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                     INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or          EXCHANGES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming shares,
                                        Tax identification number, Minimum
                                        balances

     9.       Pending Legal          NOT APPLICABLE
              Proceedings

                       SCUDDER PREMIUM MONEY MARKET SHARES
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND--Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                               SCUDDER FUND, INC.
                             SCUDDER MANAGED SHARES
                           SCUDDER MONEY MARKET SERIES
                      SCUDDER TAX FREE MONEY MARKET SERIES
                     SCUDDER GOVERNMENT MONEY MARKET SERIES
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information            DISTRIBUTION AND PERFORMANCE INFORMATION

     4.       General Description    INVESTMENT OBJECTIVE AND POLICIES
              of Registrant          WHY INVEST IN MANAGED SHARES?
                                     ADDITIONAL INFORMATION ABOUT POLICIES AND
                                        INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      FINANCIAL HIGHLIGHTS
              Fund                   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                     FUND ORGANIZATION--Investment adviser,
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach to
                                        investing
                                     DIRECTORS AND OFFICERS

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      DISTRIBUTION AND PERFORMANCE
              Other Securities          INFORMATION--Dividends and capital gains
                                        distributions
                                     FUND ORGANIZATION
                                     TRANSACTION INFORMATION
                                     SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                        Automated Information Line, Dividend
                                        reinvestment plan
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES
              Securities Being       FUND ORGANIZATION--Underwriter
              Offered                TRANSACTION INFORMATION--Purchasing shares,
                                        Share price, Processing time, Minimum
                                        balances, Third party transactions
                                     SHAREHOLDER BENEFITS--Dividend reinvestment
                                        plan
                                     SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                     INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or          EXCHANGES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming shares,
                                        Tax identification number, Minimum
                                        balances

     9.       Pending Legal          NOT APPLICABLE
              Proceedings

                             SCUDDER MANAGED SHARES
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND--Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                               SCUDDER FUND, INC.
                          SCUDDER INSTITUTIONAL SHARES
                           SCUDDER MONEY MARKET SERIES
                      SCUDDER TAX FREE MONEY MARKET SERIES
                     SCUDDER GOVERNMENT MONEY MARKET SERIES
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

  Item No.    Item Caption           Prospectus Caption
  --------    ------------           ------------------

     1.       Cover Page             COVER PAGE

     2.       Synopsis               EXPENSE INFORMATION

     3.       Condensed Financial    FINANCIAL HIGHLIGHTS
              Information            DISTRIBUTION AND PERFORMANCE INFORMATION

     4.       General Description    INVESTMENT OBJECTIVE AND POLICIES
              of Registrant          WHY INVEST IN INSTITUTIONAL SHARES?
                                     ADDITIONAL INFORMATION ABOUT POLICIES AND
                                        INVESTMENTS
                                     FUND ORGANIZATION

     5.       Management of the      FINANCIAL HIGHLIGHTS
              Fund                   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                     FUND ORGANIZATION--Investment adviser,
                                        Transfer agent
                                     SHAREHOLDER BENEFITS--A team approach to
                                        investing
                                     DIRECTORS AND OFFICERS

    5A.       Management's           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and      DISTRIBUTION AND PERFORMANCE
              Other Securities          INFORMATION--Dividends and capital gains
                                        distributions
                                     FUND ORGANIZATION
                                     TRANSACTION INFORMATION
                                     SHAREHOLDER BENEFITS--Dividend reinvestment
                                        plan
                                     HOW TO CONTACT SCUDDER

     7.       Purchase of            PURCHASES AND REDEMPTIONS
              Securities Being       FUND ORGANIZATION--Underwriter
              Offered                TRANSACTION INFORMATION--Purchasing shares,
                                        Share price, Minimum balances, Third
                                        party transactions
                                     SHAREHOLDER BENEFITS--Dividend reinvestment
                                        plan

     8.       Redemption or          PURCHASES AND REDEMPTIONS
              Repurchase             TRANSACTION INFORMATION--Redeeming shares,
                                        Tax identification number, Minimum
                                        balances

     9.       Pending Legal          NOT APPLICABLE
              Proceedings

                          SCUDDER INSTITUTIONAL SHARES
                                   (continued)

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     ORGANIZATION OF THE FUNDS
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies               POLICIES
                                      PORTFOLIO TRANSACTIONS--Brokerage
                                         Commissions, Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      DIRECTORS AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     DIRECTORS AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts, Other
                                         Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices        Commissions, Portfolio Turnover

    18.       Capital Stock and       ORGANIZATION OF THE FUNDS
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                    FUND--Dividend and Capital Gain
                                         Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                                     Part A


Part A of this Post-Effective Amendment No. 25 to the Registration Statement is incorporated by reference in its entirety to the Scudder Fund, Inc.'s current Post-Effective Amendment No. 24 on Form N-1A filed on July 7, 1997 and to its definitive Rule 497(c) filing on July 16, 1997.

                                     Part B


Part B of this Post-Effective Amendment No. 25 to the Registration Statement is incorporated by reference in its entirety to the Scudder Fund, Inc.'s current Post-Effective Amendment No. 24 on Form N-1A filed on July 7, 1997 and to its definitive Rule 497(c) filing on July 16, 1997.

                           PART C. - OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            a.    Financial Statements

                  Included in Part A of this Registration Statement for the Managed Shares

                        For Scudder Money Market Series
                        For Scudder Tax Free Money Market Series
                        For Scudder Government Money Market Series

                        Financial Highlights for the ten fiscal years ended December 31, 1996 (Incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement.)

                  Included in Part B of this Registration Statement

                        For Scudder Money Market Series
                        For Scudder Tax Free Money Market Series
                        For Scudder Government Money Market Series

                        Statement of Net Assets as of December 31, 1996 Statement of Operations for the fiscal year ended December 31, 1996
                        Statements of Changes in Net Assets for the two fiscal years ended December 31, 1995 and 1996
                        Financial Highlights for the five fiscal years ended December 31, 1996
                        Notes to Financial Statements
                        Report of Independent Accountants (Incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement.)

             b.    Exhibits

                   1.    (a)     Articles of Incorporation dated June 16, 1982.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 21 to this Registration
                                 Statement.)

                         (b) Articles Supplementary dated April 28, 1987 are filed herein.

                         (c) Articles of Merger dated April 28, 1987 are filed herein.

                         (d) Articles Supplementary dated February 20, 1991 are filed herein.

                         (e) Articles of Transfer dated December 27, 1991 are filed herein.

                         (f) Articles Supplementary dated February 7, 1992 are filed herein.

                         (g) Articles of Amendment dated October 14, 1992 are filed herein.

                         (h) Articles Supplementary for Managed Intermediate Government Fund dated January 18, 1993, are filed herein.


                                 Part C - Page 1

                         (i) Articles Supplementary dated April 24, 1995 are filed herein.

                         (j) Articles Supplementary dated January 25, 1996. (Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 21 to this Registration Statement.)

                         (k) Articles of Amendment dated June 12, 1997. (Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 24 to this Registration Statement.)

                         (l) Articles Supplementary dated June 12, 1997. (Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 24 to this Registration Statement.)

                   2.    (a)     By-laws as amended through October 24, 1991 are
                                 filed herein.

                         (b) By-laws as amended through July 20, 1995. (Incorporated by reference to Post-Effective Amendment No. 21 to this Registration Statement.)

                         (c) By-laws as amended through October 24, 1996. (Incorporated by reference to Post-Effective Amendment No. 22 to this Registration Statement.)

                   3.            Not applicable.

                   4.            Form of stock certificate.
                                 (Incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to this Registration Statement filed September 28, 1982 and to Post-Effective Amendment No. 7 to this Registration Statement filed March 3, 1988.)

                   5.    (a)(1)  Investment Advisory Agreement on behalf of
                                 Managed Government Securities Fund dated May 1, 1989 is filed herein.

                         (a)(2) Investment Advisory Agreement on behalf of Managed Cash Fund dated May 1, 1989 is filed herein.

                         (a)(3) Investment Advisory Agreement on behalf of Managed Tax-Free Fund dated May 1, 1989 is filed herein.

                         (a)(4) Form of Investment Advisory Agreement on behalf of Managed Federal Securities Fund dated May 1, 1991 is filed herein.

                         (a)(5) Investment Advisory Agreement on behalf of Managed Intermediate Government Fund dated January 18, 1993 is filed herein.

                         (a)(6) Investment Advisory Agreement on behalf of Scudder Money Market Series (Formerly Known As Managed Cash Fund) dated July 7, 1997. (Incorporated by reference to Exhibit 5(a)(ix) to Post-Effective Amendment No. 24 to this Registration Statement.)

                         (a)(7) Investment Advisory Agreement on behalf of Scudder Tax Free Money Market Series (Formerly Known As Managed Tax Free Fund) dated July 7, 1997.
                                 (Incorporated by reference to Exhibit 5(a)(x) to Post-Effective Amendment No. 24 to this Registration Statement.)


                                 Part C - Page 2

                         (a)(8) Investment Advisory Agreement on behalf of Scudder Government Money Market Series (Formerly Known As Managed Government Securities Fund) dated July 7, 1997. (Incorporated by reference to Exhibit 5(a)(xi) to Post-Effective Amendment No. 24 to this Registration Statement.)

                   6.    (a)     Underwriting Agreement dated January 18, 1989
                                 (with form of Dealer Contract Exhibit) is filed herein.

                         (b) Underwriting Agreement dated July 7, 1997 between the Registrant and Scudder Investor Services.
                                 (Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 24 to this Registration Statement.)

                   7.            Not Applicable.

                   8.    (a)     Form of Custodian Agreement is filed
                                 herein.

                         (b) Transfer Agency Agreement dated January 1, 1990 is filed herein.

                         (b)(1)  Fee schedule for Exhibit 8(b).
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 21 to this Registration
                                 Statement.)

                         (b)(2) Scudder Service Corporation Fee Information for Services Provided under Transfer Agency and Service Agreement dated July 7, 1997. (Incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement.)

                         (c)(1) Custodian Agreement with State Street London Limited dated November 13, 1985 is filed herein.

                         (c)(2) Sub-Custodian Arrangement with Bankers Trust (August 1986) is filed herein.

                         (c)(3) Sub-Custodian Agreement with Bankers Trust Company (August 15, 1989) is filed herein.

                         (c)(4) Sub-Custodian Agreement with Irving Trust Company as amended February 6, 1990 is filed herein.

                         (c)(5)  Fee Schedule for Exhibit 8(a).
                                 (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment No. 20 filed on April 28, 1995.)

                   9.    (b)(1)  Fund Accounting Services Agreement between the
                                 Registrant, on behalf of Managed Cash Fund, and Scudder Fund Accounting Corporation dated August 1, 1994.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 20 filed on April 28, 1995.)


                                 Part C - Page 3

                         (b)(2) Fund Accounting Services Agreement between the Registrant, on behalf of Managed Federal Securities Fund, and Scudder Fund Accounting Corporation dated August 1, 1994
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 20 filed on April 28, 1995.)

                         (b)(3) Fund Accounting Services Agreement between the Registrant, on behalf of Managed Government Securities Fund, and Scudder Fund Accounting Corporation dated August 1, 1994. (Incorporated by reference to Post-Effective Amendment No. 20 filed on April 28, 1995.)

                         (b)(4) Fund Accounting Services Agreement between the Registrant, on behalf of Managed Tax-Free Fund, and Scudder Fund Accounting Corporation dated August 18, 1994.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 20 filed on April 28, 1995.)

                         (b)(5) Fund Accounting Services Agreement between the Registrant, on behalf of Managed Intermediate Government Fund, and Scudder Fund Accounting Corporation dated September 22, 1994. (Incorporated by reference to Post-Amendment No. 20 filed on April 28, 1995.)

                         (b)(6) Fund Accounting Fee Schedule between the Registrant and Scudder Fund Accounting Corp. dated July 7, 1997.
                                 (Incorporated by reference to Post-Effective
                                 Amendment No. 24 to this Registration
                                 Statement).

                   10.           Inapplicable.

                   11.           Inapplicable.

                   12.           Inapplicable.

                   13.           Inapplicable

                   14.   (a)     Individual Retirement Account Prototype is
                                 filed herein.

                         (b) Self-Employed Individuals Retirement Plan Prototype is filed herein.

                   15.           Inapplicable.

                   16.   (a)     Schedules for Computations of Performance
                                 Quotations are filed herein.

                         (b)     Schedules for Computations of Performance
                                 Quotations.
                                 (Incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 20 to this Registration Statement filed on April 28, 1995.)

                   17.           Financial Data Schedules to be filed by
                                 amendment.

                   18.           Plan pursuant to Rule 18f-3.

Power of attorney for Dr. Rosita Chang, Dr. J.D. Hammond, Richard M. Hunt, Edgar
R. Fiedler, Daniel Pierce and Peter B. Freeman are filed herein.


                                 Part C - Page 4

Item 25.    Persons Controlled by or under Common Control with Registrant.

            No person is controlled by or under common control with the Registrant.

Item 26.    Number of Holders of Securities.

            Set forth below is a table showing the number of record holders of each class of securities of Scudder Fund, Inc. as of December 15, 1997.

                           (1)                                        (2)
                      Title of Class                     Number of Record Shareholders
                      --------------                     -----------------------------

             Scudder Money Market Series:
                Premium Money Market Shares                          2883
                Managed Money Market Shares                          1540
                Institutional Money Market Shares                     42
             Scudder Tax Free Money Market Series:
                Tax Free Managed Shares                               152
                Tax Free Institutional Shares                         11
             Scudder Government Money Market Series:
                Government Managed Shares                             267
                Government Institutional Shares                        7

Item 27.    Indemnification.

            As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated January 18, 1989 (filed as Exhibit No. 6(b) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and
            Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.    Business or Other Connections of Investment Adviser

            Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.


                                 Part C - Page 5

                  Business and Other Connections of Board
       Name       of Directors of Registrant's Adviser
       ----       ------------------------------------

Stephen R.        Treasurer and Chief Financial Officer, Scudder Kemper
Beckwith              Investments, Inc.**
                  Vice President and Treasurer, Scudder Fund Accounting
                      Corporation*
                  Director, Scudder Stevens & Clark Corporation**
                  Director and Chairman, Scudder Defined Contribution
                      Services, Inc.**
                  Director and President, Scudder Capital Asset Corporation**
                  Director and President, Scudder Capital Stock Corporation**
                  Director and President, Scudder Capital Planning
                      Corporation**
                  Director and President, SS&C Investment Corporation** Director and President, SIS Investment Corporation** Director and
                  President, SRV Investment Corporation**

Lynn S. Birdsong  Director and Vice President, Scudder Kemper Investments,
                      Inc.**
                  Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W.       Director, Scudder Kemper Investments, Inc.**
Cheng             Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland##
                  Director, ZKI Holding Corporation xx

Steven            Director, Scudder Kemper Investments, Inc.**
Gluckstern        Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland##
                  Director, Zurich Holding Company of Americao

Rolf Huppi        Director, Chairman of the Board, Scudder Kemper
                      Investments, Inc.**
                  Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland##
                  Director, Chairman of the Board, Zurich Holding Company of
                      Americao
                  Director, ZKI Holding Corporation xx

Kathryn L. Quirk  Director, Chief Legal Officer, Chief Compliance Officer and
                      Secretary, Scudder Kemper Investments, Inc.**
                  Director, Senior Vice President & Assistant Clerk, Scudder
                      Investor Services, Inc.*
                  Director, Vice President & Secretary, Scudder Fund
                      Accounting Corporation*
                  Director, Vice President & Secretary, Scudder Realty
                      Holdings Corporation*
                  Director & Assistant Clerk, Scudder Service Corporation* Director, SFA, Inc.*
                  Vice President, Director & Assistant Secretary, Scudder
                      Precious Metals, Inc.***
                  Director, Scudder, Stevens & Clark Japan, Inc.***
                  Director, Vice President and Secretary, Scudder, Stevens &
                      Clark of Canada, Ltd.***
                  Director, Vice President and Secretary, Scudder Canada
                      Investor Services Limited***
                  Director, Vice President and Secretary, Scudder Realty
                      Advisers, Inc. x
                  Director and Secretary, Scudder, Stevens & Clark
                      Corporation**
                  Director and Secretary, Scudder, Stevens & Clark Overseas
                      Corporationoo
                  Director and Secretary, SFA, Inc.*
                  Director, Vice President and Secretary, Scudder Defined
                      Contribution Services, Inc.**
                  Director, Vice President and Secretary, Scudder Capital
                      Asset Corporation**
                  Director, Vice President and Secretary, Scudder Capital
                      Stock Corporation**
                  Director, Vice President and Secretary, Scudder Capital
                      Planning Corporation**
                  Director, Vice President and Secretary, SS&C Investment
                      Corporation**
                  Director, Vice President and Secretary, SIS Investment
                      Corporation**
                  Director, Vice President and Secretary, SRV Investment
                      Corporation**
                  Director, Vice President and Secretary, Scudder Brokerage
                      Services, Inc.*
                  Director, Korea Bond Fund Management Co., Ltd.+


                                 Part C - Page 6

Markus            Director, Scudder Kemper Investments, Inc.**
Rohrbasser        Member Corporate Executive Board, Zurich Insurance Company
                      of Switzerland##
                  President, Director, Chairman of the Board, ZKI Holding
                      Corporation xx

Cornelia M.       Vice President, Scudder Kemper Investments, Inc.**
Small

Edmond D.         Director, President and Chief Executive Officer, Scudder
Villani               Kemper Investments, Inc.**
                  Director, Scudder, Stevens & Clark Japan, Inc.###
                  President and Director, Scudder, Stevens & Clark Overseas
                      Corporationoo
                  President and Director, Scudder, Stevens & Clark
                      Corporation**
                  Director, Scudder Realty Advisors, Inc.x
                  Director, IBJ Global Investment Management S.A. Luxembourg,
                      Grand-Duchy of Luxembourg

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      ***   Toronto, Ontario, Canada
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      xx    222 S. Riverside, Chicago, IL
      o     Zurich Towers, 1400 American Ln., Schaumburg, IL
      +     P.O. Box 309, Upland House, S. Church St., Grand Cayman,
            British West Indies
      ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.    Principal Underwriters.

      (a)

      Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

      (b)

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

      (1)                        (2)                              (3)

      Name and Principal         Position and Offices with        Positions and
      Business Address           Scudder Investor Services, Inc.  Offices with Registrant
      ----------------           -------------------------------  -----------------------

      William S. Baughman        Vice President                   None
      Two International Place
      Boston, MA 02110

      Lynn S. Birdsong           Senior Vice President            None
      345 Park Avenue
      New York, NY 10154


                                Part C - Page 8

      Name and Principal         Position and Offices with        Positions and
      Business Address           Scudder Investor Services, Inc.  Offices with Registrant
      ----------------           -------------------------------  -----------------------


      Mary Elizabeth Beams       Vice President                   None
      Two International Place
      Boston, MA 02110

      Mark S. Casady             Director, President and          None
      Two International Place    Assistant Treasurer
      Boston, MA  02110

      Linda Coughlin             Director and Senior Vice         None
      Two International Place    President
      Boston, MA  02110

      Richard W. Desmond         Vice President                   None
      345 Park Avenue
      New York, NY  10154

      Paul J. Elmlinger          Senior Vice President and        None
      345 Park Avenue            Assistant Clerk
      New York, NY  10154

      Philip S. Fortuna          Vice President                   None
      101 California Street
      San Francisco, CA 94111

      William F. Glavin          Vice President                   None
      Two International Place
      Boston, MA 02110

      Margaret D. Hadzima        Assistant Treasurer              None
      Two International Place
      Boston, MA  02110

      Thomas W. Joseph           Director, Vice President,        Vice President and
      Two International Place    Treasurer and Assistant Clerk    Assistant Secretary
      Boston, MA 02110

      Thomas F. McDonough        Clerk                            Vice President and
      Two International Place                                     Secretary
      Boston, MA 02110

      Daniel Pierce              Director, Vice President         President
      Two International Place    and Assistant Treasurer
      Boston, MA 02110

      Kathryn L. Quirk           Director, Senior Vice President  Vice President
      345 Park Avenue            and Assistant Clerk
      New York, NY  10154


                                Part C - Page 9

      Name and Principal         Position and Offices with        Positions and
      Business Address           Scudder Investor Services, Inc.  Offices with Registrant
      ----------------           -------------------------------  -----------------------

      Robert A. Rudell           Vice President                   None
      Two International Place
      Boston, MA 02110

      William M. Thomas          Vice President                   None
      Two International Place
      Boston, MA 02110

      Benjamin Thorndike         Vice President                   None
      Two International Place
      Boston, MA 02110

      Sydney S. Tucker           Vice President                   None
      Two International Place
      Boston, MA 02110

      Linda J. Wondrack          Vice President                   None
      Two International Place
      Boston, MA  02110

      (c)

               (1)                (2)              (3)              (4)             (5)

                                  Net
                              Underwriting   Compensation on
        Name of Principal    Discounts and     Redemptions       Brokerage         Other
           Underwriter        Commissions    and Repurchases    Commissions    Compensation
           -----------        -----------    ---------------    -----------    ------------

         Scudder Investor         None            None             None            None
          Services, Inc.

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

      (c)

               (1)                (2)              (3)              (4)             (5)

                                  Net
                              Underwriting   Compensation on
        Name of Principal    Discounts and     Redemptions       Brokerage         Other
           Underwriter        Commissions    and Repurchases    Commissions    Compensation
           -----------        -----------    ---------------    -----------    ------------

         Scudder Investor         None            None             None            None
          Services, Inc.

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of the Custodian, the Transfer Agent, the Distributor or the Registrant. Documents required by paragraphs
            (b)(4), (5), (6), (7), (9), (10), and (11) and (f) of Rule 31a-1
            (the "Rule"), will be kept at the offices of the Registrant, 345 Park Avenue, New York, New York; certain documents required to be kept under paragraphs (b)(1) and (b)(2)(iv) of the Rule will be kept at the offices of Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103; documents required to be kept under paragraph (d) of the Rule will be kept at the offices of Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts


                                 Part C - Page 9

            02110-4103; and the remaining accounts, books and other documents required by the Rule will be kept at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings.

            Inapplicable.


                                 Part C - Page 9

                                                                File No. 2-78122
                                                               File No. 811-3495


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 25

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND

                                AMENDMENT NO. 21

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                               SCUDDER FUND, INC.

                               SCUDDER FUND, INC.

                                  EXHIBIT INDEX

                                  Exhibit 1(b)
                                  Exhibit 1(c)
                                  Exhibit 1(d)
                                  Exhibit 1(e)
                                  Exhibit 1(f)
                                  Exhibit 1(g)
                                  Exhibit 1(h)
                                  Exhibit 1(i)
                                  Exhibit 2(a)
                                 Exhibit 5(a)(1)
                                 Exhibit 5(a)(2)
                                 Exhibit 5(a)(3)
                                 Exhibit 5(a)(4)
                                 Exhibit 5(a)(5)
                                  Exhibit 6(a)
                                  Exhibit 8(a)
                                  Exhibit 8(b)
                                 Exhibit 8(c)(1)
                                 Exhibit 8(c)(2)
                                 Exhibit 8(c)(3)
                                 Exhibit 8(c)(4)
                                  Exhibit 14(a)
                                  Exhibit 14(b)
                                  Exhibit 16(b)
                                   Exhibit 18